Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 18,815,448	$ 25,696,166
Other financial liabilities, Non-current	781,978,145	854,016,751
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	17,255,692	18,013,114
Other financial liabilities, Non-current	760,932,929	802,046,968
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	304,278	313,571
Other financial liabilities, Non-current	21,045,216	48,981,953
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 1,255,478	7,369,481
Other financial liabilities, Non-current		$ 2,987,830